Consolidated Statement of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2008
Preferred Stock, Dividend Rate, Percentage	8.00%
Issuance Of Common Stock, Per Share Value			$ 0.001
Issuance Of Series 1 Convertible Preferred Stock, Per Share Value One		$ 0.40
Payments of Stock Issuance Costs		$ 50,000
Issuance Of Series 1 Convertible Preferred Stock, Per Share Value Two		$ 0.40